AQR Managed Futures Strategy HV Fund Annual Fund Operating Expenses - AQR Managed Futures Strategy HV Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.45%
Distribution and Service (12b-1) Fees
Component1 Other Expenses	2.70%	[1]
Component3 Other Expenses	0.24%	[2],[3]
Other Expenses (as a percentage of Assets):	2.94%
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	4.41%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	4.41%	[3],[6]
N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.45%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	2.70%	[1]
Component3 Other Expenses	0.26%	[2],[3]
Other Expenses (as a percentage of Assets):	2.96%
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	4.68%	[3]
Fee Waiver or Reimbursement	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	4.67%	[3],[6]
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.45%
Distribution and Service (12b-1) Fees
Component1 Other Expenses	2.70%	[1]
Component3 Other Expenses	0.11%	[2],[3]
Other Expenses (as a percentage of Assets):	2.81%
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	4.28%	[3]
Fee Waiver or Reimbursement	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	4.27%	[3],[6]

[1]	When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.
[2]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).
[3]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund's most recent Annual Financial Statements and Other Information included in Form N-CSR, which do not include the restatement of All Other Expenses.
[4]	Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund's investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.
[5]	Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From May 1, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
[6]	Total Annual Fund Operating Expenses after Expense Reimbursements are 1.97% for Class N Shares, 1.71% for Class I Shares and 1.57% for Class R6 Shares if Dividends on Short Sales and Interest Expense are not included.